As filed with the Securities and Exchange Commission on December 1, 2022

Securities Act File No. 333-227545

Investment Company Act File No. 811-23382

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 17	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐

Amendment No. 19	☒

SPROTT FUNDS TRUST

(Exact Name of Registrant as Specified in its Charter)

200 Bay Street, Suite 2600,

Toronto, Ontario, Canada M5J2J1

(Address of Principal Executive Office)

416-943-8099

(Registrant’s Telephone Number)

The Corporation Trust Company

Corporation Trust Center

New Castle County

Wilmington, DE 19801

(Name and address of agent for service)

Copies of communications to:

John A. Ciampaglia

Chief Executive Officer

Sprott Asset Management LP

200 Bay Street, Suite 2600

Toronto, Ontario, Canada M5J2J1

Bibb L. Strench, Esq.

Thompson Hine LLP

1919 M Street, N.W., Suite 700

Washington, D.C. 20036-1600

It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to paragraph (b)
☒	On December 16, 2022 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

EXPLANATORY NOTE

This Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A for Sprott Funds Trust (the "Trust") is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the "1933 Act") solely for the purpose of delaying until December 16, 2022 the effectiveness of the registration statement for the Sprott Energy Transition Materials ETF, Sprott Junior Copper Miners ETF, Sprott Nickel Miners ETF, Sprott Lithium Miners ETF and Sprott Junior Uranium Miners ETF, filed in Post-Effective Amendment No. 16 ("PEA No. 16") with the Commission via EDGAR Accession No. 0001387131-22-009887 on September 20, 2022, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act. Parts A, B and C of PEA No. 16 are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Toronto, and Province of Ontario, on the 30th Day of November, 2022

Sprott Funds Trust

By:	/s/ John Ciampaglia
Name:	John Ciampaglia
Title:	President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on November 30, 2022

Signature	Title	Date
/s/ John Ciampaglia	President and Chief Executive Officer	November 30, 2022
John Ciampaglia

*	Trustee	November 30, 2022
Michael W. Clark

*	Trustee	November 30, 2022
Peyton T. Muldoon

*	Trustee	November 30, 2022
James R. Pierce Jr.

*	Treasurer and Chief Financial Officer	November 30, 2022
Varinder Bhathal

*By:	/s/John Ciampaglia

John Ciampaglia, pursuant to a power of attorney filed on March 28, 2019 to the Registrant’s Registration Statement in Pre-Effective Amendment No. 1 on Form N-14.